Akre Focus Fund (Prospectus Summary) | Akre Focus Fund
SUMMARY SECTION
Investment Objective
The Akre Focus Fund (the "Fund") seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Akre Focus Fund	Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed less than 30 days from purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Akre Focus Fund	Institutional Class	Retail Class
Management Fees	0.90%	0.90%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses	0.30%	0.30%
Total Annual Fund Operating Expenses	1.20%	1.45%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Akre Focus Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional Class	122	381	660	1,455
Retail Class	148	459	792	1,735

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 25%

of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in securities of companies listed on U.S. stock exchanges. Investments will consist primarily of common stocks of companies of any capitalization range. The Fund may also invest in preferred stocks, warrants, options, and other equity-like instruments, such as partnership interests, limited liability company interests, business trust shares and rights and other securities that are convertible into equity securities.

The Advisor seeks to find companies whose valuations in the market are modest and that earn higher than average returns on shareholders' equity, are managed,

in the Advisor's judgment, by individuals who have a history of treating public shareholders like partners and have ample opportunity to reinvest excess profits at above average rates. Once a potential investment is identified, the Advisor attempts to purchase shares at a price it believes represents a discount to a conservative estimate of the company's intrinsic value. The Fund is non-diversified.

The Advisor may sell a security for a variety of reasons, including without limitation: (1) a security subsequently fails to meet the Advisor's initial investment criteria; (2) an issuer specific event, such as an acquisition or recapitalization that changes the fundamental operations of the company;

(3) upon comparative analysis, a new security is judged more attractive than a current holding; or (4) views change of the individual holdings as well as the general market.

Principal Risks of Investing in the Fund
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. The following are the principal risks that could affect the value of your investment:

·  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time;

·  Equity Risk - Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value;

·  Mid-Cap and Small-Cap Investment Risk - Securities of mid-cap and small-cap companies may possess comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges;

·  Non-Diversification Risk - The Fund is non-diversified, which means that,

   under the Investment Company Act of 1940, there is no restriction on how much the Fund may invest in the securities of a single issuer, which may expose the

   Fund to greater losses;

·  Management Risk - The Fund may not meet its investment objective based on the

   Advisor's success or failure to implement investment strategies for the Fund;

   and

·  Regulatory Risk - Changes in government regulations may adversely affect the value of a security.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund's performance for the Retail

Class and is an illustration of how shares of the Fund's total returns have varied since inception. The table below illustrates how the Fund's average annual total returns for the 1-year and since inception periods compare with that of a broad-based securities index. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at

www.akrefund.com.

Calendar Year Total Return -- Retail Class

The year-to-date return as of September 30, 2011 was -1.73%.

Highest Quarterly Return: Q4, 2010 10.18%

Lowest Quarterly Return:  Q2, 2010 -4.41%

Average Annual Total Return as of December 31, 2010
Average Annual Total Returns Akre Focus Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	19.45%	15.79%	Aug. 31, 2009
Retail Class	Retail Class Return Before Taxes	19.29%	15.50%	Aug. 31, 2009
Retail Class After Taxes on Distributions	Retail Class Return After Taxes on Distributions	19.29%	15.50%	Aug. 31, 2009
Retail Class After Taxes on Distributions and Sales	Retail Class Return After Taxes on Distributions and Sale of Fund Shares	12.54%	13.22%	Aug. 31, 2009
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.06%	19.31%	Aug. 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or

Individual Retirement Accounts ("IRAs").